UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________to_____________________

Date of Report (Date of earliest event reported) ___________________________________

Commission File Number of securitizer: ___________________________________

Central Index Key Number of securitizer: ___________________________________

_______________________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002097853

SG Residential Mortgage Trust 2026-7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jay Strauss
(203) 355-6113
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary

99.2	AMC Data Compare Report

99.3	AMC Exception Grades

99.4	AMC Rating Agency Grades

99.5	AMC Valuation Report

99.6	Clarifii LLC (“Clarifii”) Executive Summary

99.7	Clarifii Rating Agency Grades Detail Report

99.8	Clarifii Rating Agency Grades Summary Report

99.9	Clarifii Data Compare Report

99.10	Clarifii ATR QM Report

99.11	Clarifii Valuation Report

99.12	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative

99.13	Selene Standard Findings Report

99.14	Selene Rating Agency Grades Report

99.15	Selene Data Compare Report

99.16	Selene Mortgage Loan Schedule Report

99.17	Selene Valuation Report

99.18	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

99.19	Clayton Conditions Report

99.20	Clayton Valuations Summary Report

99.21	Clayton Tape Compare Report

99.22	Clayton Standard Upload

99.23	Clayton Non ATR QM Upload

99.24	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.25	Canopy Exceptions Report

99.26	Canopy Rating Agency Grades

99.27	Canopy Data Compare

99.28	Canopy ATR QM Report

99.29	Canopy Valuation Report

99.30	Covius Real Estate Services, LLC (“Covius”) Executive Summary

99.31	Covius Rating Agency Exceptions Report

99.32	Covius Rating Agency Grades Report

99.33	Covius ATR QM Data Fields

99.34	Covius Valuation Report

99.35	Covius Tape Compare Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 15, 2026

KH III SG RESI LP, a Cayman Islands exempted limited partnership acting by its general partner KH III SG GP LLC

By:	Shelter Growth Capital Partners LLC, as Manager

By:	/s/ Kevin Gasvoda
	Name:	Kevin Gasvoda
	Title:	Chief Financial Officer